SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2017	December 31, 2016
Long-term debt:
NOK600 million senior unsecured floating rate bonds due 2017	17,482	65,445
3.25% senior unsecured convertible bonds due 2018	184,202	184,202
NOK900 million senior unsecured floating rate bonds due 2019	90,764	87,801
5.75% senior unsecured convertible bonds due 2021	225,000	225,000
NOK500 million senior unsecured floating rate bonds due 2020	59,871	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,117,284	1,017,558
Total debt principal	1,694,603	1,580,006
Less: Unamortized debt issuance costs	(23,011)	(27,132)
Less: Current portion of long-term debt	(487,859)	(174,900)
Total long-term debt	1,183,733	1,377,974

Schedule of maturities of debt
The outstanding debt as of June 30, 2017 is repayable as follows:

(in thousands of $)
Year ending December 31,

2017 (remaining six months)	87,727
2018	463,783
2019	267,444
2020	231,931
2021	457,412
Thereafter	186,306
Total debt principal	1,694,603